ACQUISITION (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 14, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill	$ 37,894	$ 37,894
Rawkin Bliss LLC
Business Acquisition [Line Items]
Cash and cash equivalents			$ 103,293
Prepaid and deposits			5,000
Property, plant and equipment, net			166,000
Goodwill			37,894
Accounts payable and accrued liabilities			(12,187)
Note payables			(300,000)
Net Assets Acquisition